BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE

COMMON STOCKS—81.5%
Bermuda—1.3%
Everest Re Group Ltd.	2,073	$531,476
Canada—2.1%
Canadian National Railway Co.	2,965	375,280
Cenovus Energy, Inc.	40,551	481,235
		856,515
Finland—1.4%
Metso Outotec Oyj	20,711	208,722
Nordea Bank Abp	29,646	351,097
		559,819
France—8.9%
Airbus Group SE*	3,205	357,741
Capgemini SA	2,427	560,323
Cie de Saint-Gobain	6,115	387,871
Cie Generale des Etablissements Michelin SCA	1,113	164,245
Eiffage SA	4,569	425,540
Imerys SA	5,189	202,293
Klepierre SA*	9,305	195,802
Rexel SA*	21,295	390,387
Sanofi	6,264	595,468
TotalEnergies SE	7,651	352,042
		3,631,712
Germany—3.7%
Brenntag SE	1,989	170,358
Deutsche Post AG	5,076	299,795
Deutsche Telekom AG	9,320	164,150
Rheinmetall AG	4,287	380,132
Siemens AG	3,098	493,868
		1,508,303
Ireland—1.4%
CRH PLC	6,067	294,166
Flutter Entertainment PLC*	2,108	286,077
		580,243
Japan—5.8%
Asahi Group Holdings Ltd.	4,200	154,898
Fuji Corp.	9,900	216,082
Fuji Electric Co., Ltd.	4,700	244,681
Hitachi Ltd.	6,400	374,900
Honda Motor Co., Ltd.	11,700	320,402
Komatsu Ltd.	7,200	162,886
Sony Group Corp.	3,500	427,031
Sumitomo Mitsui Financial Group, Inc.	5,500	178,942
Yamaha Motor Co., Ltd.	11,400	286,693
		2,366,515
Netherlands—3.6%
Aalberts NV	2,746	168,865
ING Groep NV	31,256	431,751
NXP Semiconductors NV	957	213,755
Signify NV	3,055	139,469
Stellantis NV	29,759	509,599
		1,463,439
Norway—0.2%
Norsk Hydro ASA	16,649	107,820
Singapore—1.1%
DBS Group Holdings Ltd.	7,467	162,651
United Overseas Bank Ltd.	15,500	290,100
		452,751
South Korea—2.4%
KB Financial Group, Inc.	9,525	423,319
POSCO	588	129,099
Samsung Electronics Co., Ltd.	3,026	181,639
SK Square Co., Ltd.*	1,963	112,380
SK Telecom Co., Ltd.	3,037	139,053
		985,490
Sweden—2.7%
Loomis AB	9,265	239,448
Svenska Handelsbanken AB, Class A	36,161	382,582
Volvo AB, Class B	21,924	472,015
		1,094,045
Switzerland—3.3%
Glencore PLC*	125,167	594,266
Novartis AG	5,429	432,722
STMicroelectronics NV	6,274	305,554
		1,332,542
United Kingdom—6.0%
Coca-Cola Europacific Partners PLC	3,483	171,956
IMI PLC	10,718	242,467
Inchcape PLC	14,913	164,420
Liberty Global PLC, Class A*	16,895	446,028
Melrose Industries PLC	124,173	238,562
Nomad Foods Ltd.*	9,221	220,290
Persimmon PLC	5,432	197,402
Tesco PLC	62,395	230,141
Travis Perkins PLC*	20,806	399,978
WH Smith PLC*	7,019	123,392
		2,434,636
United States—37.6%
AbbVie, Inc.	4,005	461,696
Anthem, Inc.	921	374,138
Applied Materials, Inc.	1,718	252,872
AutoZone, Inc.*	153	278,012
Axalta Coating Systems Ltd.*	5,903	178,979
Bank of America Corp.	5,783	257,170
Carter's, Inc.	3,632	366,941
Charles Schwab Corp., (The)	3,185	246,487
Charter Communications, Inc., Class A*	625	403,925
Cigna Corp.	2,394	459,409
Cisco Systems, Inc.	9,185	503,705
Citigroup, Inc.	2,445	155,746
Concentrix Corp.	2,649	439,734
CVS Health Corp.	6,185	550,836
Diamondback Energy, Inc.	4,716	503,339
Discover Financial Services	2,582	278,469
DuPont de Nemours, Inc.	7,912	585,172
Eagle Materials, Inc.	1,167	179,975
Eaton Corp., PLC	1,718	278,419
Fifth Third Bancorp	9,093	383,270
Global Payments, Inc.	1,052	125,230
Goldman Sachs Group, Inc., (The)	1,434	546,340
HollyFrontier Corp.	9,786	316,284
Huntington Bancshares, Inc.	17,526	260,086
JPMorgan Chase & Co.	2,505	397,869
KeyCorp	21,237	476,558
LKQ Corp.	9,267	518,025
Marathon Petroleum Corp.	5,367	326,582
McKesson Corp.	2,184	473,404
Merck & Co., Inc.	3,243	242,933
Micron Technology, Inc.	3,140	263,760
Mohawk Industries, Inc.*	816	136,982
Nexstar Media Group, Inc., Class A	3,233	483,333
NortonLifeLock, Inc.	17,107	425,109
Owens Corning	4,533	384,580
Pioneer Natural Resources Co.	1,447	258,029
QUALCOMM, Inc.	1,381	249,353
Schlumberger Ltd.	9,051	259,583
Science Applications International Corp.	2,915	244,539
Sensata Technologies Holding PLC*	5,701	317,546
Synchrony Financial	9,967	446,422
TE Connectivity Ltd.	1,860	286,310
Textron, Inc.	3,790	268,332
US Foods Holding Corp.*	4,803	150,910
Valvoline, Inc.	10,407	354,566
		15,350,959
TOTAL COMMON STOCKS
(Cost $26,621,452)		33,256,265
PREFERRED STOCKS—0.3%
South Korea—0.3%
Samsung Electronics Co., Ltd. 4.720%	2,210	119,177
TOTAL PREFERRED STOCKS
(Cost $76,134)		119,177
INVESTMENT COMPANY—17.5%
United States—17.5%
Campbell Advantage Fund	1,214,956	7,156,091
TOTAL INVESTMENT COMPANY
(Cost $7,599,686)		7,156,091

SHORT-TERM INVESTMENTS—0.6%
U.S. Bank Money Market Deposit Account, 0.01%(a)	257,405	257,405
TOTAL SHORT-TERM INVESTMENTS
(Cost $257,405)		257,405
TOTAL INVESTMENTS—99.9%
(Cost $34,554,677)		40,788,938
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		20,662
NET ASSETS—100.0%		$40,809,600

PLC	Public Limited Company
*	Non-income producing.
(a)	The rate shown is as of November 30, 2021.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Advantage Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Bermuda	$531,476	$531,476	$-	$-
Canada	856,515	856,515	-	-
Finland	559,819	-	559,819	-
France	3,631,712	-	3,631,712	-
Germany	1,508,303	-	1,508,303	-
Ireland	580,243	-	580,243	-
Japan	2,366,515	-	2,366,515	-
Netherlands	1,463,439	213,755	1,249,684	-
Norway	107,820	-	107,820	-
Singapore	452,751	-	452,751	-
South Korea	985,490	251,433	734,057	-
Sweden	1,094,045	239,448	854,597	-
Switzerland	1,332,542	-	1,332,542	-
United Kingdom	2,434,636	1,245,161	1,189,475	-
United States	15,350,959	15,350,959	-	-
Preferred Stock
South Korea	119,177	-	119,177	-
Investment Company
United States	7,156,091	7,156,091	-	-
Short-Term Investments	257,405	257,405	-	-
Total Assets	$40,788,938	$26,102,243	$14,686,695	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.